UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: InR Advisory Services, LLC
Address: 115 W. State Street, Suite 300
         Media, Pennsylvania 19063


Form 13F File Number: 028-15001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Glackin
Title: Chief Compliance Officer
Phone: (610) 891-1677


Signature, Place, and Date of Signing:


 Michael Glackin          Media, Pennsylvania        August 30, 2012
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               66
                                                  ------------------------

Form 13F Information Table Value Total:
                                                     $311266(x thousand)
                                                  ------------------------

List of Other Included Managers:


D

                           InR Advisory Services, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC                         COM               00206R102     673    21560SH             SOLE                            21560
BANK OF AMERICA CORPORATION      COM                60505104    1238   129342SH             SOLE                           129342
CBRE CLARION GLOBAL REAL EST     COM               12504G100       6      700SH             SOLE                              700
CEL-SCI CORP                     COM NEW           150837409       0      150SH             SOLE                              150
CENTURYLINK INC                  COM               156700106       0        2SH             SOLE                                2
CITIGROUP INC                    COM NEW           172967424     969    26502SH             SOLE                            26502
CLEARWIRE CORP NEW               CL A              18538Q105       1      250SH             SOLE                              250
CONOCOPHILLIPS                   COM               20825C104       1       10SH             SOLE                               10
CUMMINS INC                      COM               231021106      27      226SH             SOLE                              226
DISCOVER FINL SVCS               COM               254709108       4      113SH             SOLE                              113
DU PONT E I DE NEMOURS & CO      COM               263534109     830    15687SH             SOLE                            15687
EASTMAN KODAK CO                 COM               277461109      33   103227SH             SOLE                           103227
FAIRPOINT COMMUNICATIONS INC     COM               305560104       0        3SH             SOLE                                3
GENERAL ELECTRIC CO              COM               369604103     948    47223SH             SOLE                            47223
ICG GROUP INC                    COM               44928D108       0        1SH             SOLE                                1
IDEARC INC                       COM               451663108       0       15SH             SOLE                               15
INTEL CORP                       COM               458140100     922    32787SH             SOLE                            32787
INTL PAPER CO                    COM               460146103     880    25071SH             SOLE                            25071
ISHARES INC                      MSCI BRAZIL       464286400      10      158SH             SOLE                              158
ISHARES TR                       BARCLY USAGG B    464287226    1763    16047SH             SOLE                            16047
ISHARES TR                       BARCLYS TIPS BD   464287176     418     3549SH             SOLE                             3549
ISHARES TR                       BRC 0-5 YR TIP    46429B747     715     6925SH             SOLE                             6925
ISHARES TR                       DJ US TECH SEC    464287721      13      168SH             SOLE                              168
ISHARES TR                       FTSE CHINA25 IDX  464287184      12      369SH             SOLE                              369
ISHARES TR                       HIGH YLD CORP     464288513    7087    78118SH             SOLE                            78118
ISHARES TR                       MSCI EAFE INDEX   464287465     926    16872SH             SOLE                            16872
ISHARES TR                       NASDQ BIO INDX    464287556      17      135SH             SOLE                              135
ISHARES TR                       RUSSELL1000GRW    464287614      90     1364SH             SOLE                             1364
ISHARES TR                       RUSSELL1000VAL    464287598      75     1070SH             SOLE                             1070
ISHARES TR                       S&P MIDCAP 400    464287507      49      492SH             SOLE                              492
ISHARES TR                       S&P SMLCAP 600    464287804      21      272SH             SOLE                              272
JPMORGAN CHASE & CO              COM               46625H100    1064    23134SH             SOLE                            23134
KRAFT FOODS INC                  C LA              50075N104     650    17088SH             SOLE                            17088
MERCK & CO INC NEW               COM               58933Y105     765    19923SH             SOLE                            19923
MICROSOFT CORP                   COM               594918104      22      678SH             SOLE                              678
MORGAN STANLEY                   COM NEW           617446448       4      226SH             SOLE                              226
PFIZER INC                       COM               717081103     800    35341SH             SOLE                            35341
PHILIP MORRIS INTL INC           COM               718172109     818     9228SH             SOLE                             9228
POWERSHARES ETF TRUST            BASIC MAT SECT    73935X427      15      400SH             SOLE                              400
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104       2       24SH             SOLE                               24
SAFEGUARD SCIENTIFICS INC        COM NEW           786449207       0       10SH             SOLE                               10
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   73237   879402SH             SOLE                           879402
VANGUARD INDEX FDS               GROWTH ETF        922908736   46766   658953SH             SOLE                           658953
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     463     7191SH             SOLE                             7191
VANGUARD INDEX FDS               MID CAP ETF       922908629   19357   237273SH             SOLE                           237273
VANGUARD INDEX FDS               REIT ETF          922908553   10113   158884SH             SOLE                           158884
VANGUARD INDEX FDS               SM CP VAL ETF     922908611     114     1613SH             SOLE                             1613
VANGUARD INDEX FDS               SMALL CP ETF      922908751   19037   241832SH             SOLE                           241832
VANGUARD INDEX FDS               SML CP GRW ETF    922908595     154     1770SH             SOLE                             1770
VANGUARD INDEX FDS               TOTAL STK MKT     922908769     353     4886SH             SOLE                             4886
VANGUARD INDEX FDS               VALUE ETF         922908744   44585   772971SH             SOLE                           772971
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775   59556  1346811SH             SOLE                          1346811
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF  922042858   13098   301303SH             SOLE                           301303
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874      57     1241SH             SOLE                             1241
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866      27      501SH             SOLE                              501
VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042742      13      268SH             SOLE                              268
VANGUARD SCOTTSDALE FDS          INT-TERM CORP     92206C870    1067    12738SH             SOLE                            12738
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409     645     8158SH             SOLE                             8158
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF       921908844     292     4984SH             SOLE                             4984
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858       4      128SH             SOLE                              128
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD      921946406      93     1922SH             SOLE                             1922
VANGUARD WORLD FDS               UTILITIES ETF     92204A876      16      213SH             SOLE                              213
VECTOR GROUP LTD                 COM               92240M108      25     1403SH             SOLE                             1403
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133      58     2763SH             SOLE                             2763
WISDOMTREE TRUST                 EMERG MKTS ETF    97717W315      71     1241SH             SOLE                             1241
WISDOMTREE TRUST                 EQTY INC ETF      97717W208     202     4520SH             SOLE                             4520
